OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of OTHER RECEIVABLES AND PREPAYMENTS [Abstract]
Disclosure of detailed information about other receivables and prepayments [Text Block]
	As of December 31,
	2018	2017
	RMB’000	RMB’000
Prepayments for advertising	4,673	2,152
VAT recoverable	-	-
	4,912	2,152